SCHEDULE OF ESTIMATED USEFUL LIFE OF INTANGIBLE ASSETS (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trademarks [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, useful lives, description	Indefinite
Club Membership [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, useful lives, description	Indefinite
Customer Relationships [Member]
Property, Plant, and Equipment [Line Items]
Goodwill and other intangible assets, useful lives	5 years	20 years
Customer Relationships [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Goodwill and other intangible assets, useful lives	5 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Goodwill and other intangible assets, useful lives	20 years
Know-how [Member]
Property, Plant, and Equipment [Line Items]
Goodwill and other intangible assets, useful lives	15 years